Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,105	$ 293
Current assets from discontinued operations		9,926,991
Total current assets	3,296,135	9,932,284
Noncurrent assets:
Total assets	6,083,266	21,698,128
Current liabilities:
Accounts payables – related parties	2,498,787
Other payables - related parties	3,174,291	3,023,625
Other current liabilities	59,000	13,500
Current liabilities from discontinued operations		21,158,559
Total current liabilities	5,732,078	24,195,684
Noncurrent liabilities:
Deferred tax liabilities	63,942
Total liabilities	5,796,020	24,195,684
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock: 40,000,000 shares authorized, no shares issued and outstanding
Common stock: 100,000,000 shares authorized, 41,109,458 shares and 41,109,458 shares issued and outstanding as of December 31, 2025 and 2024	41,110	41,110
Additional paid-in capital	2,799,035	2,799,035
Accumulated deficit	(2,553,885)	(5,421,529)
Accumulated other comprehensive income	986	83,828
Total stockholders’ (deficit) equity	287,246	(2,497,556)
Total liabilities and stockholders’ equity	6,083,266	21,698,128
Related Party [Member]
Current assets:
Accounts receivables – related parties	3,295,030
Noncurrent assets:
Long term Account receivables-Related party	2,787,131
Nonrelated Party [Member]
Current assets:
Advances to vendors		5,000
Current assets from discontinued operations		9,926,991
Noncurrent assets:
Noncurrent assets from discontinued operations		$ 11,765,844